Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 6. COMMITMENTS AND CONTINGENCIES

Registration Rights

The holders of the founder shares, Private Placement Warrants and the Class A ordinary shares underlying such Private Placement Warrants and warrants that may be issued upon conversion of the Working Capital Loans have registration rights pursuant to the 2024 Registration Rights Agreement to require the Company to register a sale of any of the Company’s securities held by them and any other securities of the Company acquired by them prior to the consummation of the initial Business Combination. The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company registers such securities. In addition, the holders have certain “piggyback” registration rights with respect to registration statements filed subsequent to the completion of the initial Business Combination. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Equity PIPE Subscription Agreement

Contemporaneously with the execution of the Business Combination Agreement, on July 7, 2025, the Equity PIPE Investors entered into the Equity PIPE Subscription Agreements, pursuant to which the Equity PIPE Investors agreed to purchase up to an aggregate of $500,000,000 of (a) either (i) ReserveOne Common Shares or (ii) in the event the issuance of ReserveOne Common Shares would, in the opinion of the Company, ReserveOne or Pubco on the advice of any of their respective legal counsel, adversely affect the treatment of the transactions under Section 351 of the Code, the Equity PIPE Shares and (b) either (i) ReserveOne Warrants or (ii) PIPE Warrants at an aggregate purchase price of $10.00, which $10.00 will entitle Equity PIPE Investors to one Equity PIPE Share and one PIPE Warrant, in the Equity PIPE. The Equity PIPE Subscription Agreements were terminated on June 12, 2026 (see Note 1. Description of Organization and Business Operations – Mutual Termination Agreement and Related Agreements).

Convertible Note Subscription Agreement

Contemporaneously with the execution of the Business Combination Agreement, on July 7, 2025, the Convertible Notes Investors entered into the Convertible Notes Subscription Agreements, pursuant to which the Convertible Notes Investors agreed to purchase up to $250,000,000 in aggregate principal amount of the Initial Convertible Notes, including the purchase of any Option Convertible Notes, upon the terms and subject to the conditions set forth therein. In addition, for a period of 30 days following the execution of the Convertible Notes Subscription Agreements, Pubco has granted the Convertible Notes Investors an option to purchase additional convertible notes in an aggregate principal amount of up to $50 million, on a pro rata basis based on such Convertible Notes Investor’s subscription for Initial Convertible Notes. None of the Convertible Notes Investors exercised their option to purchase the Option Convertible Notes. The Convertible Note Subscription Agreement was terminated on June 12, 2026 (see Note 1. Description of Organization and Business Operations – Mutual Termination Agreement and Related Agreements).

Underwriters’ Agreement

The underwriters had a 45-day option from the date of the Initial Public Offering to purchase up to an additional 3,750,000 units to cover over-allotments, if any. On August 1, 2024, the underwriters elected to fully exercise the over-allotment option to purchase the additional 3,750,000 Units at a price of $10.00 per Unit.

The underwriters were entitled to a cash underwriting discount of $5,000,000 (2.0% of the gross proceeds of the Units offered in the Initial Public Offering, excluding any proceeds from Units sold pursuant to the underwriters’ over-allotment option), which was paid upon the closing of the Initial Public Offering. Additionally, the underwriters are entitled to a deferred underwriting discount of 4.40% of the gross proceeds of the Initial Public Offering held in the Trust Account other than those sold pursuant to the underwriters’ over-allotment option and 6.40% of the gross proceeds sold pursuant to the underwriters’ over-allotment option, or $13,400,000 in the aggregate, payable upon the completion of the Company’s initial Business Combination subject to the terms of the underwriting agreement.

Risks and Uncertainties

The United States and global markets are experiencing volatility and disruption following the geopolitical instability resulting from the ongoing Russia-Ukraine, Israel-Hamas and U.S.-Israel-Iran conflicts, as well as the changes in the economic and strategic policies of the United States. Although the length and impact of these circumstances are highly unpredictable, they could lead to market disruptions, including significant volatility in commodity prices, import costs, credit and capital markets, as well as supply chain interruptions and increased cyberattacks against U.S. companies. Additionally, any new conflicts, sanctions or economic policies could adversely affect the global economy and financial markets and lead to instability and lack of liquidity in capital markets.

Any of the above-mentioned factors, or any other negative impact on the global economy, capital markets or other geopolitical conditions resulting from these circumstances and subsequent sanctions or other actions, could adversely affect the Company’s search for an initial Business Combination and any target business with which the Company may ultimately consummate an initial Business Combination.

Terminated Business Combination Agreement

On July 7, 2025, the Company, ReserveOne, Pubco, the Merger Subs, entered into the Business Combination Agreement.

As a result of the transactions contemplated by the Business Combination Agreement, the Company would have been de-registered in the Cayman Islands and registered by way of continuation to the State of Delaware and domesticate as a Delaware corporation.

Following the Domestication, SPAC Merger Sub would have merged with and into the Company, with the Company continuing as the surviving entity, and as a result of which the Company would have become a wholly-owned subsidiary of Pubco. Promptly following the SPAC Merger, Company Merger Sub would have merged with and into ReserveOne, with ReserveOne continuing as the surviving company, and as a result of which ReserveOne would have become a wholly-owned subsidiary of Pubco. As a result of such steps, Pubco would have become a publicly traded company, all upon the terms and subject to the conditions set forth in the Business Combination Agreement and in accordance with applicable laws.

On June 12, 2026, the Company and ReserveOne entered into a Termination Agreement pursuant to which the parties agreed to mutually terminate the Business Combination Agreement, pursuant to Section 7.1(a) of the Business Combination Agreement (other than certain customary limited provisions that survive the termination pursuant to the terms of the Business Combination Agreement) effective June 12, 2026.

By virtue of the termination of the Business Combination Agreement, each of the Equity PIPE Subscription Agreements, the Convertible Notes Subscription Agreements and the Sponsor Support Agreement terminated in accordance with their respective terms.

2025 Note Amendment

On July 16, 2025, the Company and the Sponsor entered into the 2025 Note Amendment, solely to correct a scrivener’s error regarding the Sponsor’s option to convert up to $1,500,000 of the outstanding unpaid principal balance under the 2025 Note into Private Placement Warrants at a purchase price of $1.50 per Private Placement Warrant. Pursuant to the 2025 Note Amendment, the purchase price per Private Placement Warrant was corrected to reflect a purchase price of $1.00 per Private Placement Warrant upon conversion under the 2025 Note. All other terms of the 2025 Note remain unchanged.

Voting and Non-Redemption Agreements

On June 12, 2026, the Company, the Sponsor, ReserveOne and Pubco entered into Voting Support and Non-Redemption Agreements (the “Voting and Non-Redemption Agreements”) with certain investors (such investors entering the Voting and Non-Redemption Agreements, collectively, the “Voting and Non-Redemption Shareholders”) pursuant to which the Voting and Non-Redemption Shareholders have agreed not to redeem up to an aggregate of approximately 16,000,000 Class A ordinary shares in connection with certain amendments to the Company’s Articles that were put forth to the Company’s shareholders at the July 2026 Meeting (see Note 10. Subsequent Events – July 2026 Meeting and Articles Amendments). Pursuant to the Voting and Non-Redemption Agreements, the Voting and Non-Redemption Shareholders agreed to vote in favor of the amendment proposals at the July 2026 Meeting. The Voting and Non-Redemption Agreements provide that the Sponsor would transfer up to an aggregate of 8 million Private Placement Warrants held by the Sponsor to the Voting and Non-Redemption Shareholders in consideration for the Voting and Non-Redemption Shareholders’ agreement to hold and not redeem their Class A ordinary shares in connection with the proposed amendments to the Company’s Articles at the July 2026 Meeting (following the July 2026 Meeting, the Sponsor transferred 7,612,155 Private Placement Warrants to the Voting and Non-Redemption Shareholders).

NOTE 6. COMMITMENTS AND CONTINGENCIES

Registration Rights

The holders of the founder shares, Private Placement Warrants and the Class A ordinary shares underlying such Private Placement Warrants and warrants that may be issued upon conversion of the Working Capital Loans have registration rights to require the Company to register a sale of any of the Company’s securities held by them and any other securities of the Company acquired by them prior to the consummation of the initial Business Combination. The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company registers such securities. In addition, the holders have certain “piggyback” registration rights with respect to registration statements filed subsequent to the completion of the initial Business Combination. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Equity PIPE Subscription Agreement

Contemporaneously with the execution of the Business Combination Agreement, on July 7, 2025, certain investors (the “Equity PIPE Investors”) entered into subscription agreements (collectively, the “Equity PIPE Subscription Agreements”) with ReserveOne, Pubco, and solely with respect to Section 8(u) thereof, the Company, pursuant to which the Equity PIPE Investors agreed to purchase up to an aggregate of $500,000,000 of (a) either (i) ReserveOne Common Shares or (ii) in the event the issuance of ReserveOne Common Shares would, in the opinion of the Company, ReserveOne or Pubco on the advice of any of their respective legal counsel, adversely affect the treatment of the Transactions under Section 351 of the Internal Revenue Code of 1986 (the “Code”), shares Pubco Class A common stock (the “Equity PIPE Shares”) and (b) either (i) ReserveOne Warrants or (ii) in the event the issuance of ReserveOne Warrants would, in the opinion of the Company, ReserveOne or Pubco and on the advice of their respective legal counsel, adversely affect the treatment of the Transactions under Section 351 of the Internal Revenue Code of 1986, Pubco Warrants (“PIPE Warrants” and, together with the Equity PIPE Shares, the “Equity PIPE Securities”) at an aggregate purchase price of $10.00, which $10.00 will entitle Equity PIPE Investors to one Equity PIPE Share and one PIPE Warrant, in a private placement (the “Equity PIPE”). The PIPE Warrants (and the shares underlying the PIPE Warrants, the “Warrant Shares”) will be issued pursuant to a Warrant Agreement by and among ReserveOne, Pubco and Continental Stock Transfer & Trust Company, as warrant agent (the “Warrant Agreement”). The Equity PIPE Investors are permitted, under the Equity PIPE Subscription Agreements, to satisfy their commitments thereunder if they hold Company Class A ordinary shares that qualify as Non-Redeemed Shares (as defined in the PIPE Subscription Agreement), subject to certain conditions and restrictions set forth in the Equity PIPE Subscription Agreements. The purchase price for the Equity PIPE Securities may be paid in either cash or Bitcoin, at the sole election of each of the Equity PIPE Investors.

The closing of the Equity PIPE is contingent upon the satisfaction of all closing conditions to consummate the Transactions and the Equity PIPE Investors’ consent to any amendments, modifications or waivers to the terms of the Business Combination Agreement that would reasonably be expected to materially and adversely affect the economic benefits of the Equity PIPE Investors, among other customary closing conditions.

Pursuant to the Equity PIPE Subscription Agreements, the Company and Pubco have agreed to use commercially reasonable efforts to cause the Equity PIPE Securities and Warrant Shares to be registered on the Registration Statement. To the extent that any Equity PIPE Securities and Warrant Shares are unable to be included on the Registration Statement, Pubco has agreed to register and maintain the registration of the Equity PIPE Securities and Warrant Shares by filing a resale registration statement with the SEC within 30 calendar days after the Closing (at Pubco’s sole cost and expense), to register the resale of the Equity PIPE Securities and Warrant Shares. Pubco has agreed to use its commercially reasonable efforts to have such resale registration statement declared effective as soon as practicable after the filing thereof, but no later than 60 calendar days after the Closing, which may be extended an additional 30 calendar days depending on whether the SEC issues comments on the resale registration statement.

Each Equity PIPE Subscription Agreement will terminate and be void and of no further force and effect, subject to certain exceptions, upon the earliest to occur of (i) such date and time as the Business Combination Agreement is terminated in accordance with its terms; (ii) the mutual written agreement of the respective parties to terminate such agreement; or (iii) July 7, 2026.

Convertible Note Subscription Agreement

Contemporaneously with the execution of the Business Combination Agreement, on July 7, 2025, certain investors entered into subscription agreements (the “Convertible Notes Subscription Agreements” and such investors, the “Convertible Notes Investors”) with Pubco, and, solely with respect to Section 9(t) thereof, the Company, pursuant to which the Convertible Notes Investors have agreed to purchase up to $250,000,000 in aggregate principal amount of Pubco’s 1.00% Convertible Senior Notes (the “Initial Convertible Notes” and such subscriptions, including the purchase of any Option Convertible Notes (as defined below), the “Convertible Notes PIPE,” and together with the Equity PIPE, the “PIPE Investments”), upon the terms and subject to the conditions set forth therein. In addition, for a period of 30 days following the execution of the Convertible Notes Subscription Agreements, Pubco has granted the Convertible Notes Investors an option to purchase additional convertible notes in an aggregate principal amount of up to $50 million, on a pro rata basis based on such Convertible Notes Investor’s subscription for Initial Convertible Notes (the “Option Convertible Notes” and, together with the Initial Convertible Notes, the “Convertible Notes”).

The net proceeds of the Convertible Notes PIPE will be converted into Bitcoin.

The closing of the Convertible Notes PIPE is contingent upon the satisfaction of all closing conditions to consummate the Transactions and the Convertible Notes Investors’ consent to any amendments, modifications or waivers to the terms of the Business Combination Agreement that are material and adverse economically to the Convertible Notes Investors, among other customary closing conditions.

Pursuant to the Convertible Notes Subscription Agreements, Pubco has agreed to register and maintain the registration of the Pubco Class A Common Shares issuable upon conversion of the Convertible Notes by filing a resale registration statement with the SEC within 30 calendar days after the Closing (at Pubco’s sole cost and expense), to register the resale of the Pubco Class A Common Shares. Pubco has agreed to use its commercially reasonable efforts to have such resale registration statement declared effective as soon as practicable after the filing thereof, but no later than 60 calendar days after the Closing, which may be extended an additional 30 calendar days depending on whether the SEC issues comments on the resale registration statement.

Amended and Restated Registration Rights Agreement

Concurrently with the consummation of the transactions contemplated by the Business Combination Agreement, the Company, Pubco, the Sponsor, the Sponsor Parent and the MI7 Holder will enter into a registration rights agreement that will amend and restate the current registration rights agreement entered into at the time of the Company’s initial public offering between the Company and the Original Sponsor (the “Amended and Restated Registration Rights Agreement”), pursuant to which Pubco will (i) assume the registration obligations of the Company under such registration rights agreement and (ii) provide registration rights with respect to the resale of the Registrable Securities (as defined the Amended and Restated Registration Rights Agreement) held by the Sponsor, the Sponsor Parent and the MI7 Holder.

Underwriters’ Agreement

The underwriters had a 45-day option from the date of the Initial Public Offering to purchase up to an additional 3,750,000 units to cover over-allotments, if any. On August 1, 2024, the underwriters elected to fully exercise the over-allotment option to purchase the additional 3,750,000 Units at a price of $10.00 per Unit.

The underwriters were entitled to a cash underwriting discount of $5,000,000 (2.0% of the gross proceeds of the Units offered in the Initial Public Offering, excluding any proceeds from Units sold pursuant to the underwriters’ over-allotment option), which was paid upon the closing of the Initial Public Offering. Additionally, the underwriters are entitled to a deferred underwriting discount of 4.40% of the gross proceeds of the Initial Public Offering held in the Trust Account other than those sold pursuant to the underwriters’ over-allotment option and 6.40% of the gross proceeds sold pursuant to the underwriters’ over-allotment option, or $13,400,000 in the aggregate, payable upon the completion of the Company’s initial Business Combination subject to the terms of the underwriting agreement.

Risks and Uncertainties

The United States and global markets are experiencing volatility and disruption following the geopolitical instability resulting from the ongoing Russia-Ukraine, Israel-Hamas and U.S.-Israel-Iran conflicts, as well as the changes in the economic and strategic policies of the United States. Although the length and impact of these circumstances are highly unpredictable, they could lead to market disruptions, including significant volatility in commodity prices, import costs, credit and capital markets, as well as supply chain interruptions and increased cyberattacks against U.S. companies. Additionally, any new sanctions or economic policies could adversely affect the global economy and financial markets and lead to instability and lack of liquidity in capital markets.

Any of the above-mentioned factors, or any other negative impact on the global economy, capital markets or other geopolitical conditions resulting from these circumstances and subsequent sanctions or other actions, could adversely affect the Company’s search for an initial Business Combination and any target business with which the Company may ultimately consummate an initial Business Combination.

Business Combination Agreement

On July 7, 2025, the Company, ReserveOne, Pubco, the Merger Subs, entered into the Business Combination Agreement.

As a result of the transactions contemplated by the Business Combination Agreement, the Company will be de-registered in the Cayman Islands and register by way of continuation to the State of Delaware and domesticate as a Delaware corporation.

Following the Domestication, SPAC Merger Sub will merge with and into the Company , with the Company continuing as the surviving entity, and as a result of which the Company will be a wholly-owned subsidiary of Pubco. Promptly following the SPAC Merger, Company Merger Sub will merge with and into ReserveOne, with ReserveOne continuing as the surviving company, and as a result of which ReserveOne will be a wholly-owned subsidiary of Pubco.

As a result of the Mergers, Pubco will become a publicly traded company, all upon the terms and subject to the conditions set forth in the Business Combination Agreement and in accordance with applicable laws.

The shares of Pubco Class A common stock, par value $0.0001 per share, will be listed for trading and will be freely transferable, subject to the transfer restrictions set forth in the Sponsor Support Agreement and the Lock-Up Agreement and any restrictions pursuant to applicable laws. The shares of Pubco Class B common stock, par value $0.0001 per share, will not be listed or freely transferable.

The Closing is expected to occur in the second quarter of 2026, subject to the satisfaction of certain customary closing conditions.

On July 16, 2025, the Company and the Sponsor entered into the Note Amendment, solely to correct a scrivener’s error regarding the Sponsor’s option to convert up to $1,500,000 of the outstanding unpaid principal balance under the Note into Private Placement Warrants at a purchase price of $1.50 per Private Placement Warrant. Pursuant to the Note Amendment, the purchase price per Private Placement Warrant was corrected to reflect a purchase price of $1.00 per Private Placement Warrant upon conversion under the Note. All other terms of the Note remain unchanged.